Financial Instruments - Additional Information (Detail) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets	$ 0			$ 0
Bottom of Range | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used.	92.60%
Discount For Lack Of Marketability
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 723
Discount For Lack Of Control
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 723
Market Bond Yield Curve And Risk Free Rate Premium | Bottom of Range | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine.	13.19%
Market Bond Yield Curve And Risk Free Rate Premium | Top of Range | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine.	14.12%
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency			5.00%
Sensitivity rate used in reporting foreign currency risk			5.00%
Percentage of increase on exchange rate of foreign currency			5.00%
Percentage of decrease on exchange rate of foreign currency			5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	1.00%	1.00%
Decrease (increase) in pre-tax loss	$ 74,189	$ 76,812
Level 3 | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Historical volatility	84.63%			41.87%